Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Property and Equipment, Net

7. Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Computers, equipment and furniture	173,536	199,591	29,029
Motor vehicles	5,618	5,971	868
Leasehold improvements	38,767	38,821	5,646
Total	217,921	244,383	35,543
Less: accumulated depreciation	(153,467)	(148,752)	(21,634)
Net book value	64,454	95,631	13,909

Depreciation expenses for the years ended December 31, 2016, 2017 and 2018 were RMB37.2 million, RMB32.2 million and RMB29.4 million (US$4.3 million), respectively.